Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [Abstract]
Expenses by Nature
The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Year ended December 31,
	2022	2021	2020
	$’000	$’000	$’000
Research and development
External research and development expenses	16,019	6,602	338
Employee expenses (1)	4,119	1,419	—
Depreciation	33	14	—
Other expenses	313	518	—
Total research and development expenses	20,484	8,553	338

General and administrative
External costs	7,785	5,618	103
Employee expenses (2)	2,271	924	5
Depreciation	14	5	—
Total general and administrative expenses	10,070	6,547	108
Total operating expenses	30,554	15,100	446

(1) Included in employee expenses is share-based compensation expense of $1.0 million and $0.2 million for the years ended December 31, 2022 and 2021, respectively, relating to employees in the research and development department.

(2) Included in employee expenses is share-based compensation expense of $0.7 million and $0.2 million for the years ended December 31, 2022 and 2021, respectively, relating to employees in the general and administrative department.